INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023
Ukraine
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit		$ 1,463
Pakistan
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 1,228
Bangladesh
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 379